Note D - Financing Arrangements	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]
Note D- Financing Arrangements

On October 1, 2010, the Company borrowed $35.0 million under an unsecured bank loan agreement originally maturing in November 2011, and extended to November 2012, to help finance the acquisition of National Pump Company.  The loan bears interest at LIBOR plus .75%, adjustable and payable monthly and matures in November 2012 after being extended.  At December 31, 2011 and 2010, $10.0 million and $25.0 million were outstanding against this agreement, respectively.

The Company may borrow up to $20.0 million with interest at LIBOR plus .75% or at alternative rates as selected by the Company under an unsecured bank line of credit which matures in November 2012.  At December 31, 2011 and 2010, $20.0 million and $18.9 million, respectively, were available for borrowing after deducting $1.1 million in outstanding letters of credit in 2010.

The Company also has a $10.0 million unsecured bank line of credit with interest at LIBOR plus .75% payable monthly which matures in May 2012. At December 31, 2011 and 2010, $5.0 million and $6.6 million, respectively, was available for borrowing after deducting $5.0 million and $3.4 million in outstanding letters of credit, respectively.

The financing arrangements described previously contain restrictive covenants, including limits on additional borrowings and maintenance of certain operating and financial ratios. At December 31, 2011, the Company was in compliance with all requirements.

Interest expense, which approximates interest paid, was $179,000, $175,000 and $170,000 in 2011, 2010 and 2009, respectively.

The Company has operating leases for certain offices, manufacturing facilities, land, office equipment and automobiles.  Rental expenses relating to operating leases were $866,000, $852,000 and $741,000 in 2011, 2010 and 2009, respectively.

The future minimum lease payments due under these operating leases as of December 31, 2011 are:

2012	2013	2014	2015	2016	Thereafter	Total
$778	$703	$564	$191	$186	$1,123	$3,545